Share-based payment arrangements - Reconciliation of outstanding share options (Details)		1 Months Ended	12 Months Ended
	Feb. 12, 2015 shares	Mar. 31, 2016 shares	Dec. 31, 2017 EUR (€) shares € / shares	Dec. 31, 2016 EUR (€) shares € / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding, January 1 (in shares)			586,590	703,257
Number of options forfeited (in shares)			0	0
Number of options exercised (in shares)		(166,667)	0	(116,667)
Number of options granted (in shares)	236,590		0	0
Number of options vested (in shares)			507,726	428,863
Number of options outstanding, December 31 (in shares)			586,590	586,590
Weighted average exercise price of options outstanding, January 1 | €			€ 7.495	€ 7.209
Weighted average exercise price of options forfeited | €			(0.000)	(0.000)
Weighted average exercise price of options exercised | €			(0.000)	5.770
Share price at grant date | €			0.000	0.000
Weighted average exercise price of options outstanding, December 31 | €			€ 7.495	€ 7.495
Weighted average exercise price of options vested | € / shares			€ 0.000	€ 0.000